UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment [   ]; Amendment Number ______

This Amendment (Check only one.):    [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Jackson National Asset Management, LLC
Address:     225 West Wacker Drive
             Suite 1200
             Chicago, Illinois 60606

Form 13F File Number: 28-06761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark D. Nerud
Title:     President
Phone:     312-338-5801
Signature, Place, and Date of Signing:

/s/ Mark D. Nerud      Chicago, Illinois     10/09/2009
[Signature]            [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number  Name
-----------  -------------------------------------------------------------------

28-00096     Capital Guardian Trust Company
28-03702     Credit Suisse Asset Management, LLC
28-1666      Eagle Asset Management, Inc.
28-03578     Franklin Advisers, Inc.
28-5930      Franklin Advisory Services, LLC
28-06154     Franklin Mutual Advisers, LLC
28-10981     Goldman Sachs Asset Management, L.P.
28-1983      Invesco Aim Capital Management, Inc.
28-7592      Waddell & Reed Financial, Inc. on behalf of Sub-Adviser Ivy
             Investment Management Company
28-694       J.P. Morgan Investment Management Inc.
28-61        Lazard Asset Management LLC
28-03513     M&G Investment Management Limited
28-1435      Mellon Capital Management Corporation
28-203       OppenheimerFunds, Inc.
28-4976      Pacific Investment Management Company LLC
28-03586     PPM America, Inc.
28-05454     Templeton Global Advisors Limited
28-115       T. Rowe Price Associates, Inc.
28-04557     Wellington Management Company, llp

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.